Interest expense and similar charges (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense and similar charges [Abstract]
Credit institutions deposits		R$ 4,866,357	R$ 5,367,471	R$ 3,782,781
Customer deposits		14,965,958	13,576,866	19,490,807
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)		5,138,306	4,606,949	7,901,199
Subordinated liabilities (note 19)		0	25,336	52,984
Debt Instruments Eligible to Compose Capital (note 20)		659,715	604,216	495,188
Pension Plans (note 22.b)		342,068	343,137	292,628
Other interest	[1]	2,547,549	4,033,076	4,456,273
Total		R$ 28,519,953	R$ 28,557,051	R$ 36,471,860

[1]	It is mainly composed of Expenses with Interest on Repo Agreements